Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Transactions and remuneration of services with related parties are carried out in the ordinary course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.
(a)    Key-person management compensation
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2021	2020	2019

Fixed compensation	8,801	6,335	4,821
Variable compensation	44,362	55,909	22,060
Total	53,163	62,244	26,881
In 2021 and 2020, the Board of Directors approved the grant of performance share unit (“PSUs”) to certain directors.
The executive statutory directors of XP Inc control XP Controle Participações S.A. and XP Control.
(b)    Transactions with related parties
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2021	2020	2021	2020	2019

Shareholders with significant influence (i)	(2,096,701)	(5,667,588)	(60,177)	(53,881)	(49,779)
Securities	194,892	112,127	4,270	9,629	10,381
Securities purchased under agreements to resell	—	—	19,098	—	1,550
Accounts receivable and Loans operations	9,205	11,238	744	505	1,025
Securities sold under repurchase agreements	(2,300,798)	(5,780,430)	(84,268)	(62,951)	(58,078)
Borrowings	—	(10,523)	(21)	(1,064)	(4,657)

(i)	These transactions are mainly related to Itausa S.A. Group.
Transactions with related parties also includes transactions among the Company and its subsidiaries in the course of normal operations include services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; and (v) insurance. The effects of these transactions have been eliminated and do not have effects on the consolidated financial statements.